Accounts Receivable, Net - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Account Receivable, Net [Abstract]
Accounts receivable	$ 8,441	$ 5,103
Less: Provision for doubtful accounts	0	0
Accounts receivable, net	$ 8,441	$ 5,103